Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Investments Debt And Equity Securities [Abstract]
Short-term marketable securities	$ 418,480	$ 595,383
Long-term marketable securities	557,209	459,639
Marketable securities	$ 975,689	$ 1,055,022